Annual Total Returns [BarChart] - Harbor Disruptive Innovation Fund - Institutional Class	Sep. 01, 2021
Bar Chart Table:
2011	(8.95%)
2012	21.83%
2013	36.01%
2014	6.59%
2015	1.04%
2016	0.69%
2017	32.24%
2018	(1.69%)
2019	39.05%
2020	61.54%